Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 41,160	$ 40,327
Tier 1 capital	46,103	45,270
Total capital	53,779	52,119
Total risk-weighted assets (RWA)	$ 316,333	$ 326,120
CET1 ratio	13.00%	12.40%
Tier 1 capital ratio	14.60%	13.90%
Total capital ratio	17.00%	16.00%
Leverage ratio exposure	$ 1,080,906	$ 1,079,103
Leverage ratio	4.30%	4.20%
TLAC available	$ 99,812	$ 100,176
TLAC ratio	31.60%	30.70%
TLAC leverage ratio	9.20%	9.30%